CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 ₪ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ₪ / shares
Allowance for doubtful accounts receivable (in dollars) | $	$ 529		$ 570
Ordinary shares, par value (in NIS per share) | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	100,000,000		100,000,000
Ordinary shares, shares issued	62,049,804		59,040,697
Ordinary shares, shares outstanding	32,578,190		29,569,083
Treasury stock, shares	29,471,614		29,471,614